Expense Example {- Fidelity International Value Fund} - 10.31 Fidelity International Value Fund - AMCIZ PRO-11 - Fidelity International Value Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor International Value Fund: Class A
Expense Example:
1 year	$ 700
3 years	975
5 years	1,273
10 years	2,119
Fidelity Advisor International Value Fund: Class M
Expense Example:
1 year	502
3 years	834
5 years	1,192
10 years	2,197
Fidelity Advisor International Value Fund: Class C
Expense Example:
1 year	308
3 years	655
5 years	1,130
10 years	2,253
Fidelity Advisor International Value Fund: Class I
Expense Example:
1 year	107
3 years	338
5 years	587
10 years	1,303
Fidelity Advisor International Value Fund: Class Z
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	$ 1,096